Transactions with Related Parties and Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				24 Months Ended		25 Months Ended	12 Months Ended	24 Months Ended		25 Months Ended	12 Months Ended	24 Months Ended		25 Months Ended	24 Months Ended	12 Months Ended																								0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ultra-Handymax Vessels	Dec. 31, 2015 Ultra-Handymax Vessels	Nov. 16, 2011 Ultra-Handymax Vessels	Dec. 31, 2013 Ultra-Handymax Vessels	Dec. 31, 2013 Panamax Vessels	Dec. 31, 2015 Panamax Vessels	Nov. 16, 2011 Panamax Vessels	Dec. 31, 2013 Panamax Vessels	Dec. 31, 2013 Capesize Vessels	Dec. 31, 2015 Capesize Vessels	Nov. 16, 2011 Capesize Vessels	Dec. 31, 2013 Capesize Vessels	Dec. 31, 2015 Post-Panamax container vessels	Dec. 31, 2013 Navios Apollon	Dec. 31, 2012 Navios Apollon	Dec. 31, 2011 Navios Apollon	Dec. 31, 2013 Navios Prosperity	Dec. 31, 2012 Navios Prosperity	Dec. 31, 2011 Navios Prosperity	Dec. 31, 2013 Navios Libra	Dec. 31, 2012 Navios Libra	Dec. 31, 2011 Navios Libra	Dec. 31, 2013 Navios Felicity	Dec. 31, 2012 Navios Felicity	Dec. 31, 2011 Navios Felicity	Dec. 31, 2013 Navios Aldebaran	Dec. 31, 2012 Navios Aldebaran	Dec. 31, 2011 Navios Aldebaran	Dec. 31, 2013 Navios Hope	Dec. 31, 2012 Navios Hope	Dec. 31, 2011 Navios Hope	Dec. 31, 2013 Navios Pollux	Dec. 31, 2012 Navios Pollux	Dec. 31, 2011 Navios Pollux	Dec. 31, 2013 Navios Melodia	Dec. 31, 2012 Navios Melodia	Dec. 31, 2011 Navios Melodia	Nov. 15, 2012 Navios Holdings	Dec. 31, 2013 Navios Holdings	Dec. 31, 2012 Navios Holdings	Dec. 31, 2011 Navios Holdings	Dec. 31, 2012 Partnership agreement
Related Party Transaction [Line Items]
Daily management fee				$4.65/day	$4.00/day	$4.5/day	$4.65/day	$4.55/day	$4.10/day	$4.4/day	$4.55/day	$5.65/day	$5.10/day	$5.5/day	$5.65/day	$6.50/day
Total management fees	$ 36,173	$ 31,689	$ 26,343
General and administrative expenses	6,305	5,555	4,965																																							4,366	3,883	3,447
Due to related parties	204	21,748
Time charter revenues	198,159	205,435	186,953														4,625	4,091	0	4,401	2,364	0	4,471	902	0	2,848	0	0	2,293	0	0	1,874	0	0	1,509	0	0	1,717	0	0
Conversion of subordinated units into common units, Units																																													7,621,843
Conversion of subordinated Series A units into common units, Units																																													1,000,000
Common units outstanding	71,034,163	60,109,163																																								14,223,763
Common units interest percentage																																										19.60%
Minority Interest Ownership Percentage By Noncontrolling Owners	2.00%																																									2.00%
Supplemental credit default insurance maximum cash payment																																									$ 20,000
Profit sharing arrangements																	The term of this charter is approximately two years commencing in February 2012, at a daily rate of $12.5 net per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings.			The term of this charter is approximately one year with two six-month extension options granted to Navios Holdings, commencing in May 2012, at a daily rate of $12 net per day plus profit sharing the first $1.5 in profits above the base rate and thereafter all profits will be split 50% to each party.			The term of this charter is approximately three years commencing in October 2012, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings.			The term of this charter is approximately one year commencing in May 2013, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings.			The term of this charter is approximately six months commencing in June 2013, at a daily rate of $11 net per day plus profit sharing the first $2.5 in profits above the base rate and thereafter all profits will be split 50% to each party.			The term of this charter is approximately one year commencing in July 2013, at a daily rate of $10 net per day.						The term of this charter is approximately four months which commenced in July 2013, at a daily rate of $15 net per day.